Cover	Nov. 14, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 14, 2025
Entity File Number	001-34932
Entity Registrant Name	Vycor Medical, Inc.
Entity Central Index Key	0001424768
Entity Tax Identification Number	20-3369218
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	951 Broken Sound Parkway
Entity Address, Address Line Two	Suite 320
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	(561)
Local Phone Number	558-2020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	VYCO
Entity Emerging Growth Company	false